Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Names and Relationship of Related Parties	Names and relationship of related parties:
Existing relationship with the Company
Rich Fame International Limited	One of the directors is Mr. Yee Kit Chan. 100% fully owned by Ms. Jingyu Hao, the spouse of one of the directors, Mr. Yee Kit Chan.
Top Star E-Commerce Logistics Limited	Director and shareholder is Ms. Sau Fong Leung, the spouse of one of the shareholders, Mr. Kin Yin Alfred Kwong.
Business Great Global Supply Chain Limited	Sole director and sole shareholder is one of the shareholders, Mr. Kin Yin Alfred Kwong. It became a wholly owned subsidiary of the Company via share exchange arrangement on March 16, 2022.
Profit Sail International Express (SZX) Company Limited	One of the shareholders and sole director is Ms. Jingyu Hao, the spouse of one of the directors, Mr. Yee Kit Chan.
Granful Solutions Limited	One of the directors is Ms. Sau Fong Leung, the spouse of one of the shareholders, Mr. Kin Yin Alfred Kwong.

Schedule of Balances with Related Parties	Summary of balances with related parties:
		As of December 31,
Amounts due to related parties:	Notes	2023	2024
Profit Sail International Express (SZX) Company Limited	(1)	$153,317	$3,056
Rich Fame International Limited	(1)	111,090	104,231
Top Star E-Commerce Logistics Limited	(1)	205,127	—
Total		$469,534	$107,287

		As of December 31,
Amount due from a related party, net:	Notes	2023	2024
Profit Sail International Express (SZX) Company Limited	(2)	$117,327	$—
Total		$117,327	$—
(1)	Advances from related parties to the Company and general and administrative expenses paid by the related parties on behalf of the Company. Amounts due to related parties are non-trade, unsecured, non-interest bearing and repayable on demand.
(2)	General and administrative expenses paid by the Company on behalf of the related parties. Amount due from a related party is non-trade, unsecured, non-interest bearing and repayable on demand.

Amount due from a related party is presented net of allowance for expected credit losses:

Schedule of Amount Due from a Related Party and Net of Allowance for Expected Credit Loss	Amount due from a related party is presented net of allowance for expected credit losses:
	As of December 31,
	2023	2024
Amount due from a related party	$118,275	$—
Less: allowance for expected credit losses	(948)	—
Total	$117,327	$—

Schedule of Allowances for Expected Credit Loss	The movement of allowance for expected credit losses is as follows:
	As of December 31,
	2023	2024
Balance at beginning of the year	$—	$(948)
(Provision) Reversal	(948)	948
Total	$(948)	$—

Schedule of Trade Transactions with Related Parties

A summary of trade transactions with related parties for years ended December 31, 2022, 2023 and 2024 are listed below:

	For the years ended December 31,
Services fee income from related parties:	2022	2023	2024
Granful Solutions Limited	$558,427	$—	$—
Profit Sail International Express (SZX) Company Limited	525,372	346,705	260,046
Top Star E-Commerce Logistics Limited	5,615	—	—
Total	$1,089,414	$346,705	$260,046
	For the years ended December 31,
Freight charges and other handling charges charged by related parties:	2022	2023	2024
Profit Sail International Express (SZX) Company Limited	$3,267,048	$706,432	$1,699,760
Granful Solutions Limited	694	—	—
Top Star E-Commerce Logistics Limited	2,169,132	4,316,065	492,052
Total	$5,436,874	$5,022,497	$2,191,830
		For the years ended December 31,
Other income – management fee income from related parties:	Notes	2022	2023	2024
Profit Sail International Express (SZX) Company Limited	(1)	$25,962	$25,961	$17,103
Business Great Global Supply Chain Limited	(2)	7,269	—	—
Total		$33,231	$25,961	$17,103
(1)

The amounts for the years ended December 31, 2022, 2023 and 2024 represented services fee income from provision of management services based on the contractual terms of the related agreements. On April 15, 2019, the Company entered into several management fee agreements with Profit Sail International Express (SZX) Company Limited for the provision of management services including administrative, handling and office services, effective from May 1, 2019. The agreements shall remain valid until further notice by both parties. The annual management fee was based on the Company’s workload devoted to the related party.

(2)

The amount for the years ended December 31, 2022 represented services fee income from provision of management services based on the contractual terms of the related agreement. On January 1, 2018, the Company entered into a management fee agreement with Business Great Global Supply Chain Limited for the provision of management services including administrative, handling and office services, effective from January 1, 2018. The agreement shall remain valid until further notice by both parties. The annual management fee was based on the Company’s workload devoted to Business Great Global Supply Chain Limited. Business Great Global Supply Chain Limited became a wholly owned subsidiary via a share exchange arrangement on March 16, 2022. The balance was eliminated after acquisition in audited consolidated balance sheets on December 31, 2023 and 2024.

	For the years ended December 31,
IT maintenance fee charged by a related party:	2022	2023	2024
Rich Fame International Limited	$340,128	$359,090	$109,231
Total	$340,128	$359,090	$109,231